EATON VANCE TAX-MANAGED SMALL-CAP FUND
Supplement to Summary Prospectus dated March 1, 2014

The following replaces “Portfolio Manager.” under “Management”:

Portfolio Managers.  The Portfolio is managed by:

Nancy B. Tooke (lead portfolio manager), Vice President of Eaton Vance and BMR, who has managed the Portfolio since 2006;

Michael D. McLean, Vice President of Eaton Vance and BMR, who has managed the Portfolio since January 2015; and

J. Griffith Noble, Vice President of Eaton Vance and BMR, who has managed the Portfolio since January 2015.

January 29, 2015	17457 1.29.15

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Prospectus dated March 1, 2014

1.  The following replaces “Portfolio Manager.” under “Management” in “Fund Summaries – Eaton Vance Tax-Managed Small-Cap Fund”:

Portfolio Managers.  The Portfolio is managed by:

Nancy B. Tooke (lead portfolio manager), Vice President of Eaton Vance and BMR, who has managed the Portfolio since 2006;

Michael D. McLean, Vice President of Eaton Vance and BMR, who has managed the Portfolio since January 2015; and

J. Griffith Noble, Vice President of Eaton Vance and BMR, who has managed the Portfolio since January 2015.

2.  The following replaces the third paragraph under “Tax-Managed Small-Cap Portfolio.” in “Management.” under “Management and Organization”:

Tax-Managed Small-Cap Portfolio is managed by Nancy B. Tooke (lead portfolio manager), Michael D. McLean and J. Griffith Noble.  Ms. Tooke has served as a portfolio manager of the Portfolio since February 2006 and manages other Eaton Vance portfolios. She has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR.  Mr. McLean and Mr. Noble have served as portfolio managers of the Portfolio since January 2015 and manage other Eaton Vance portfolios.  Mr. McLean has been employed by Eaton Vance for more than five years and is a Vice President of Eaton Vance and BMR.  Prior to joining Eaton Vance in 2012, Mr. Noble was an equity analyst with BlackRock, Inc. (2008-2012).  Mr. Noble is a Vice President of Eaton Vance and BMR.

January 29, 2015	17458 1.29.15

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

EATON VANCE TAX-MANAGED VALUE FUND
Supplement to Statement of Additional Information dated March 1, 2014

The following is added to the tables under “Portfolio Managers.” in “Investment Advisory and Administrative Services”:

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Michael D. McLean*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
J. Griffith Noble*
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

* As of December 31, 2014.  Messrs. McLean and Noble became portfolio managers effective January 29, 2015 and joined the portfolio management team for all of the accounts currently managed by Ms. Tooke.

Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Tax-Managed Small-Cap Fund
Michael D. McLean*	None	$100,001 - $500,000
J. Griffith Noble*	None	$100,001 - $500,000

* As of December 31, 2014.

January 29, 2015